Fees and Commissions (Details) - Schedule of Commission Income and Expense - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fee and commission income
Fees and commissions for prepayments	$ 17,108	$ 14,151	$ 11,348
Fees and commissions of loans with credit lines	49	2,900	233
Fees and commissions for lines of credits and overdrafts	1,968	2,820	8,766
Fees and commissions for guarantees and letters of credit	34,893	34,462	35,935
Fees and commissions for guarantees and letters of credit	500,292	422,737	352,448
Fees and commissions for management of accounts	73,076	59,538	52,226
Fees and commissions for collections and payments	65,187	60,912	54,060
Fees and commissions for intermediation and management of securities	10,602	9,487	10,019
Insurance brokerage fees	60,528	61,511	52,568
Fees and commissions for factoring operations services	1,334	1,249	1,829
Fees and commissions for securitizations	0	0	45
Fees and commissions for financial advice	28,378	15,422	9,362
Office banking	22,673	21,495	21,771
Fees for other services rendered	75,932	60,823	56,543
Other fees earned	68,148	81,006	61,910
Total	960,168	848,513	729,063
Fee and commission expense
Compensation for card operation	(156,558)	(127,285)	(105,695)
Commissions for licence for use brands	(7,166)	(6,077)	(7,360)
Commissions for services linked to the credit card and prepaid cards	(383)	(10,943)	(11,458)
Commissions for obligations of loyalty programmes and merits for card customers	(123,768)	(95,542)	(95,946)
Fees and commissions for securities transactions	(11,866)	(9,115)	(8,551)
Office banking	(2,715)	(2,859)	(2,382)
Interbank services	(28,935)	(61,136)	(47,428)
Other fees	(81,711)	(32,916)	(42,974)
Total	(413,102)	(345,873)	(321,794)
Net fee and commission income	$ 547,066	$ 502,640	$ 407,269